Financial instruments (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Net (loss)/gain recognized in OCI in respect of hedges of highly probable forecast transactions ( refer to Note 36.B for details)	₨ (1,699)	$ (18)	₨ 2,432	₨ (470)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Net loss recognized in finance costs in respect of foreign exchange derivative contracts	(249)		(64)	(9)
Net (loss)/gain recognized in OCI in respect of hedges of highly probable forecast transactions ( refer to Note 36.B for details)	(1,699)		2,432	(470)
Net (loss)/gain reclassified from OCI and recognized as component of revenue upon occurrence of forecasted transaction	₨ (2,973)		₨ (759)	₨ 1,368